Accounts Receivable - Schedule of Accounts Receivable (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Gross accounts receivable from customers	$ 167,668	$ 119,762
Allowance for doubtful customer accounts	(8,383)	(5,988)
Accounts receivable, net	$ 159,285	$ 113,774